Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of assumptions used

Annual dividend yield	—
Expected life (years)	5.0
Risk-free interest rate	0.92%
Expected volatility	95.15%

Schedule of warrants outstanding

	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2018	—	$—
Issued	—	—
Exercised	—	—
Expired	—	—
Warrants outstanding, as of December 31, 2019	—	—
Issued	—	—
Exercised	—	—
Expired	—	—
Warrants outstanding, as of December 31, 2020	—	—
Issued	625,000	$5.0
Exercised	—	—
Expired	—	—

Warrants outstanding, as of December 31, 2021	625,000	$5.0

Warrants exercisable, as of December 31, 2021	625,000	$5.0